Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information [Abstract]
Summary of the Group's revenue and total operating income (loss)
The following tables summarize the Group’s revenue and total operating income (loss) generated by its segments.

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net Revenue
Brand e-commerce	1,555,404	2,528,969	3,365,572
Maikefeng	29,016	69,474	24,703

Total consolidated net revenue	1,584,420	2,598,443	3,390,275

Operating (loss) income
Brand e-commerce	(39,762)	63,734	143,815
Maikefeng	(17,094)	(55,283)	(53,749)

Total Operating (loss) income	(56,856)	8,451	90,066
Other income	(1,046)	18,384	12,189
Income before income tax and share of loss in equity method investment	(57,902)	26,835	102,255